Investment Objectives and Goals - Virtus Global Allocation Fund	Aug. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Global Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks after-inflation capital appreciation and current income.